REPORTING BY SEGMENT (Tables)	12 Months Ended
Dec. 31, 2018
REPORTING BY SEGMENT
Schedule of company's operating segments

	Chile	Argentina	Brazil	Paraguay	Intercompany	Consolidated
For the period ended December 31, 2018	Operation	Operation (2)	Operation	Operation	Eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	390,782,296	330,874,797	326,015,740	118,095,369	(72,170)	1,165,696,032
Other beverages	180,156,806	75,341,941	214,493,809	31,492,883	—	501,485,439
Packaging	—	7,343,785	—	—	(1,609,457)	5,734,328
Net sales	570,939,102	413,560,523	540,509,549	149,588,252	(1,681,627)	1,672,915,799
Cost of sales	(336,719,937)	(214,647,052)	(329,529,112)	(88,813,300)	1,681,627	(968,027,774)
Distribution expenses	(55,798,363)	(62,899,574)	(38,835,833)	(8,241,714)		(165,775,484)
Administrative expenses	(109,373,432)	(93,149,904)	(88,809,386)	(22,410,131)		(313,742,853)
Finance income	1,686,041	14,750	2,019,489	219,964	—	3,940,244
Finance expense	(23,713,774)	(192,602)	(31,108,284)	—	—	(55,014,660)
Interest expense, net (1)	(22,027,733)	(177,852)	(29,088,795)	219,964	—	(51,074,416)
Share of the entity in income of associates	298,359	—	1,112,820	—	—	1,411,179
Income tax expense	(22,000,539)	(18,874,454)	(10,088,988)	(4,600,874)	—	(55,564,855)
Other income (loss)	(11,540,167)	(2,639,386)	(8,399,463)	(111,834)	—	(22,690,850)
Net income of the segment reported	13,777,290	21,172,301	36,870,792	25,630,363	—	97,450,746

Depreciation and amortization	42,353,664	20,474,446	26,830,835	9,935,501	—	99,594,446

Current assets	228,108,768	80,908,212	135,259,768	37,309,706	—	481,586,454
Non-current assets	644,395,166	160,587,931	679,183,347	248,751,791	—	1,732,918,235
Segment assets, total	872,503,934	241,496,143	814,443,115	286,061,497	—	2,214,504,689

Carrying amount in associates and joint ventures accounted for using the equity method, total	50,136,065	—	52,274,880	—	—	102,410,945
Capital expenditures and other	67,709,231	28,702,138	32,536,213	9,684,466	—	138,632,048

Current liabilities	186,831,021	83,013,418	128,146,943	21,870,719	—	419,862,101
Non-current liabilities	477,319,648	17,066,746	420,218,066	16,323,385	—	930,927,845
Segment liabilities, total	664,150,669	100,080,164	548,365,009	38,194,104	—	1,350,789,946

Cash flows provided by in Operating Activities	150,035,425	28,899,457	44,949,860	11,394,620	—	235,279,362
Cash flows (used in) provided by Investing Activities	(47,164,236)	(28,700,733)	(32,536,213)	(9,684,466)	—	(118,085,648)
Cash flows (used in) provided by Financing Activities	(98,560,576)	(10,644,812)	(5,099,823)	(330,067)	—	(114,635,278)
(1)	Financial expenses associated with external financing for the purchase of companies, including capital contributions are presented in this item.
(2)

Pursuant the application of IAS 19 in Argentina, assets and liabilities increased by ThCh $ 97,318,892 and ThCh $ 16,093,780, respectively. The effect in the income statement was a net loss of ThCh $ 15,743,592.

	Chile	Argentina	Brazil	Paraguay	Intercompany	Consolidated
For the period ended December 31, 2017	Operation	Operation	Operation	Operation	Eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	391,629,010	444,872,352	387,545,053	113,314,824	(96,999)	1,337,264,240
Other beverages	160,244,448	99,712,939	216,352,694	27,962,406	—	504,272,487
Packaging	—	9,202,768	—	—	(1,860,876)	7,341,892
Net sales	551,873,458	553,788,059	603,897,747	141,277,230	(1,957,875)	1,848,878,619
Cost of sales	(328,579,003)	(294,370,581)	(362,686,353)	(85,346,902)	1,957,875	(1,069,024,964)
Distribution expenses	(54,777,094)	(87,032,428)	(43,483,958)	(7,634,395)	—	(192,927,875)
Administrative expenses	(110,969,260)	(106,504,163)	(109,095,660)	(21,630,238)	—	(348,199,321)
Finance income	19,057,630	2,116,590	6,575,528	257,906	(16,813,279)	11,194,375
Finance expense	(32,594,796)	(4,663,527)	(34,767,713)	(7,612)	16,813,279	(55,220,369)
Interest expense, net*	(13,537,166)	(2,546,937)	(28,192,185)	250,294	—	(44,025,994)
Share of the entity in income of associates	246,084	(243)	(326,201)	—	—	(80,360)
Income tax expense	(16,871,257)	(17,683,875)	(13,719,506)	(3,522,996)	—	(51,797,634)
Other income (loss)	(11,312,509)	(10,441,173)	(1,855,039)	(213,025)	—	(23,821,746)
Net income of the segment reported	16,073,253	35,208,659	44,538,845	23,179,968	—	119,000,725

Depreciation and amortization	42,688,326	17,648,018	27,879,514	10,948,033	—	99,163,891

Current assets	223,245,173	97,529,488	132,815,545	30,419,844	—	484,010,050
Non-current assets	636,482,010	96,532,150	663,556,969	234,278,288	—	1,630,849,417
Segment assets, total	859,727,183	194,061,638	796,372,514	264,698,132	—	2,114,859,467

Carrying amount in associates and joint ventures accounted for using the equity method, total	33,789,538	—	53,019,531	—	—	86,809,069
Capital expenditures and other	64,480,973	40,347,989	91,198,657	14,476,783	—	210,504,402

Current liabilities	169,508,083	105,886,744	135,595,156	17,297,339	—	428,287,322
Non-current liabilities	463,997,113	1,368,167	393,125,740	14,847,776	—	873,338,796
Segment liabilities, total	633,505,196	107,254,911	528,720,896	32,145,115	—	1,301,626,118

Cash flows provided by Operating Activities	79,451,122	38,904,028	98,783,329	30,821,869	—	247,960,348
Cash flows (used in) provided by Investing Activities	(49,677,671)	(40,344,994)	(64,331,960)	(14,476,785)	—	(168,831,410)
Cash flows (used in) provided by Financing Activities	(91,800,089)	16,891,759	(3,437,440)	—	—	(78,345,770)

	Chile	Argentina	Brazil	Paraguay	Intercompany	Consolidated
For the period ended December 31, 2016	Operation	Operation	Operation	Operation	Eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	391,479,133	424,427,824	389,048,385	106,953,951	(334,784)	1,311,574,509
Other beverages	148,948,285	83,518,724	201,097,188	25,051,552	—	458,615,749
Packaging	—	9,112,468	—	—	(1,843,406)	7,269,062
Net sales	540,427,418	517,059,016	590,145,573	132,005,503	(2,178,190)	1,777,459,320
Cost of sales	(319,213,825)	(279,308,400)	(359,156,149)	(78,409,843)	2,178,190	(1,033,910,027)
Distribution expenses	(52,540,986)	(80,066,734)	(44,107,337)	(6,961,838)	—	(183,676,895)
Administrative expenses	(117,615,991)	(97,788,860)	(109,345,331)	(21,452,613)	—	(346,202,795)
Finance income	2,426,279	1,095,411	5,800,712	339,290	—	9,661,692
Finance expense	(16,262,215)	(587,216)	(34,504,760)	(20,780)	—	(51,374,971)
Interest expense, net*	(13,835,936)	508,195	(28,704,048)	318,510	—	(41,713,279)
Share of the entity in income of associates	717,947	—	(980,529)	—	—	(262,582)
Income tax expense	(19,763,700)	(17,427,278)	(8,911,762)	(2,704,353)	—	(48,807,093)
Other income (loss)	(13,481,333)	(8,284,072)	(9,322,611)	250,478	—	(30,837,538)
Net income of the segment reported	4,693,594	34,691,867	29,617,806	23,045,844	—	92,049,111

Depreciation and amortization	43,619,318	16,445,143	25,666,094	11,603,897	—	97,334,452

Current assets	251,357,854	115,280,140	150,820,924	35,283,479	—	552,742,397
Non-current assets	644,817,201	98,810,807	659,123,444	243,615,898	—	1,646,367,350
Segment assets, total	896,175,055	214,090,947	809,944,368	278,899,377	—	2,199,109,747

Carrying amount in associates and joint ventures accounted for using the equity method, total	23,854,602	—	53,343,179	—	—	77,197,781
Capital expenditures and other	47,755,389	37,029,524	51,779,625	9,239,522	—	145,804,060

Current liabilities	137,438,744	134,624,014	130,279,607	17,192,489	—	419,534,854
Non-current liabilities	509,625,208	(1,981,066)	413,749,384	16,011,340	—	937,404,866
Segment liabilities, total	647,063,952	132,642,948	544,028,991	33,203,829	—	1,356,939,720

Cash flows provided by Operating Activities	71,077,982	54,162,992	67,963,682	30,241,904	—	223,446,560
Cash flows (used in) provided by Investing Activities	(15,781,118)	(37,017,204)	(51,873,047)	(9,244,948)	—	(113,916,317)
Cash flows (used in) provided by Financing Activities	(23,591,062)	(17,777,191)	(36,806,173)	(20,050,099)	—	(98,224,525)

(*)   Financial expenses associated with external financing for the purchase of companies, including capital contributions are presented in this item.